Summary of significant accounting policies (Change in warranty liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 3,777	$ 4,914	$ 6,708
Charged to expense	3,442	2,083	1,232
Deductions or other	(1,939)	(3,220)	(3,026)
Balance at end of period	$ 5,280	$ 3,777	$ 4,914